Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenues - excluding interest income	$ 2,789,000	$ 4,163,000	$ 4,426,000
Revenues - interest income	30,000	128,000	27,000
Total revenues	2,819,000	4,291,000	4,453,000
Sales and marketing expenses	(1,480,000)	(942,000)	(451,000)
Employee benefits expenses	(2,290,000)	(5,043,000)	(1,289,000)
Depreciation of property and equipment	(81,000)	(23,000)	(18,000)
Depreciation and amortization	(99,000)	(30,000)
General and administrative expenses	(7,584,000)	(1,852,000)	(1,389,000)
Reversal of (provision for) expected credit losses	502,000	(854,000)	(18,000)
Total expenses	(10,951,000)	(8,721,000)	(3,165,000)
Interest income	46,000	29,000
Other income	16,000	3,000	61,000
Interest expenses	(5,000)
Share of results of an associate	(54,000)	(3,000)
Loss on disposal of an associate	(100,000)
Impairment loss of long-term investments	(290,000)
Total other expenses, net	(387,000)	29,000
Income (loss) before income tax expense	(8,519,000)	(4,401,000)	1,349,000
Total assets	12,308,000	15,401,000	10,227,000
Total liabilities	(7,577,000)	(6,477,000)	(6,886,000)
Net assets (liabilities)	4,731,000	8,924,000	3,341,000
Investment banking services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	999,000	120,000	951,000
Revenues - interest income
Total revenues	999,000	120,000	951,000
Sales and marketing expenses	(451,000)
Employee benefits expenses
Depreciation of property and equipment
Depreciation and amortization
General and administrative expenses	(70,000)
Reversal of (provision for) expected credit losses	(2,000)
Total expenses	(523,000)
Interest income
Other income
Interest expenses
Share of results of an associate
Loss on disposal of an associate
Impairment loss of long-term investments
Total other expenses, net
Income (loss) before income tax expense	476,000	120,000	951,000
Total assets	99,000		600,000
Total liabilities			(120,000)
Net assets (liabilities)	99,000		480,000
Wealth Management Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	1,120,000	3,172,000	3,086,000
Revenues - interest income	30,000	128,000	27,000
Total revenues	1,150,000	3,300,000	3,113,000
Sales and marketing expenses	(23,000)	(15,000)	(121,000)
Employee benefits expenses
Depreciation of property and equipment
Depreciation and amortization
General and administrative expenses	(846,000)	(387,000)	(495,000)
Reversal of (provision for) expected credit losses	36,000	(385,000)	(18,000)
Total expenses	(833,000)	(787,000)	(634,000)
Interest income
Other income
Interest expenses
Share of results of an associate
Loss on disposal of an associate
Impairment loss of long-term investments
Total other expenses, net
Income (loss) before income tax expense	317,000	2,513,000	2,479,000
Total assets	191,000	8,470,000	6,388,000
Total liabilities	(5,124,000)	(5,136,000)	(6,349,000)
Net assets (liabilities)	(4,933,000)	3,334,000	39,000
Asset management services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	655,000	871,000	389,000
Revenues - interest income
Total revenues	655,000	871,000	389,000
Sales and marketing expenses
Employee benefits expenses
Depreciation of property and equipment
Depreciation and amortization
General and administrative expenses	(38,000)	52,000	(1,000)
Reversal of (provision for) expected credit losses	58,000	(59,000)
Total expenses	20,000	(7,000)	(1,000)
Interest income
Other income			1,000
Interest expenses
Share of results of an associate
Loss on disposal of an associate
Impairment loss of long-term investments
Total other expenses, net
Income (loss) before income tax expense	675,000	864,000	389,000
Total assets	58,000	246,000	345,000
Total liabilities
Net assets (liabilities)	58,000	246,000	345,000
Virtual Assets Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	15,000
Revenues - interest income
Total revenues	15,000
Sales and marketing expenses
Employee benefits expenses
Depreciation of property and equipment
Depreciation and amortization
General and administrative expenses	(180,000)
Reversal of (provision for) expected credit losses
Total expenses	(180,000)
Interest income
Other income
Interest expenses
Share of results of an associate
Loss on disposal of an associate
Impairment loss of long-term investments
Total other expenses, net
Income (loss) before income tax expense	(165,000)
Total assets
Total liabilities
Net assets (liabilities)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income
Revenues - interest income
Total revenues
Sales and marketing expenses	(1,006,000)	(927,000)	(330,000)
Employee benefits expenses	(2,290,000)	(5,043,000)	(1,289,000)
Depreciation of property and equipment			(18,000)
Depreciation and amortization	(99,000)	(30,000)
General and administrative expenses	(6,450,000)	(1,517,000)	(893,000)
Reversal of (provision for) expected credit losses	410,000	(410,000)
Total expenses	(9,435,000)	(7,927,000)	(2,530,000)
Interest income	46,000	29,000
Other income	16,000	3,000	60,000
Interest expenses	(5,000)
Share of results of an associate	(54,000)	(3,000)
Loss on disposal of an associate	(100,000)
Impairment loss of long-term investments	(290,000)
Total other expenses, net	(387,000)	29,000
Income (loss) before income tax expense	(9,822,000)	(7,898,000)	(2,470,000)
Total assets	11,960,000	6,685,000	2,894,000
Total liabilities	(2,453,000)	(1,341,000)	(417,000)
Net assets (liabilities)	$ 9,507,000	$ 5,344,000	$ 2,477,000